UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Cash Reserve Fund

June 30, 2009

	Principal
	Amount	Value
Agency Obligation – 1.10%
Federal Home Loan Bank 1.15% 4/16/10	$5,000,000	$5,000,000
Total Agency Obligation (cost $5,000,000)		5,000,000

Certificates of Deposit – 11.58%
Abbey National Treasury Service 0.25% 7/13/09	10,000,000	10,000,000
Bank of Nova Scotia Housing 0.32% 8/18/09	10,000,000	10,000,000
•Barclays Bank New York 0.97% 10/16/09	5,000,000	5,000,000
Massachusetts Health & Education Facilities Authority (Harvard University) 0.35% 11/3/09	5,000,000	5,000,000
Rabobank Nederland New York
0.40% 8/11/09	7,500,000	7,500,000
0.85% 8/3/09	5,000,000	5,000,000
Toronto Dominion Bank New York
0.55% 12/21/09	5,000,000	5,000,000
0.95% 12/22/09	5,000,000	5,000,000
Total Certificates of Deposit (cost $52,500,000)		52,500,000

Commercial Paper – 66.60%
Colleges & Universities – 21.37%
≠Brown University
0.23% 8/3/09	2,000,000	1,999,578
0.35% 8/6/09	2,800,000	2,799,020
≠Cornell University 0.601% 7/8/09	7,500,000	7,499,125
≠Dartmouth College 0.35% 7/29/09	2,000,000	1,999,455
Emory University
0.60% 7/21/09	10,000,000	10,000,000
0.60% 7/22/09	5,000,000	5,000,000
≠Leland Stanford Junior University 0.451% 10/6/09	5,000,000	4,993,938
Massachusetts Health & Education Facilities Authority (Harvard University) 0.35% 10/1/09	5,000,000	5,000,000
≠University of California
0.30% 9/17/09	5,000,000	4,996,750
0.35% 10/6/09	3,000,000	2,997,171
0.351% 11/17/09	7,500,000	7,489,865
University of Chicago
0.25% 7/1/09	10,000,000	10,000,000
≠0.25% 7/13/09	2,500,000	2,499,791
≠0.35% 9/11/09	2,150,000	2,148,495
≠Vanderbilt University
0.651% 8/18/09	5,000,000	4,995,667
0.751% 8/5/09	5,000,000	4,996,354
0.902% 8/3/09	5,000,000	4,995,875
≠Yale University
0.25% 8/12/09	7,500,000	7,497,813
0.28% 9/2/09	5,000,000	4,997,550
		96,906,447
Financial Services – 9.86%
≠Barclays US Funding 1.532% 10/29/09	5,000,000	4,974,667
≠CBA Delaware Finance 0.33% 9/25/09	4,750,000	4,746,255
≠CME Group 0.40% 7/13/09	5,000,000	4,999,333
≠General RE 0.235% 8/7/09	10,000,000	9,997,585
Societe Generale North America 0.13% 7/1/09	20,000,000	20,000,000
		44,717,840
Industrial – 18.74%
≠BP Capital Markets 0.521% 8/3/09	10,000,000	9,995,234
ConocoPhillips
≠0.35% 9/15/09	5,000,000	4,996,306
0.37% 7/1/09	10,000,000	10,000,000
≠Electricite de France 0.23% 7/10/09	10,000,000	9,999,425
≠Johnson & Johnson 0.471% 8/31/09	5,000,000	4,996,018
≠Koch Resources 0.25% 7/13/09	5,000,000	4,999,583
≠L'Oreal USA
0.26% 9/16/09	2,500,000	2,498,610
0.30% 7/7/09	5,000,000	4,999,750
0.33% 9/9/09	5,000,000	4,996,792

≠Medtronic 0.551% 8/7/09	7,500,000	7,495,760
≠National Rural Utilities Cooperative Finance 0.29% 8/24/09	5,000,000	4,997,825
≠Total Capital 0.601% 7/8/09	10,000,000	9,998,833
≠Unilever Capital 0.21% 9/21/09	5,000,000	4,997,608
		84,971,744
Mortgage Bankers & Brokers – 10.57%
≠BNP Paribas Finance 0.22% 7/2/09	12,825,000	12,824,922
≠Intesa Funding 0.22% 7/9/09	5,000,000	4,999,756
≠JPMorgan Chase Funding
0.35% 8/17/09	5,000,000	4,997,715
0.753% 8/12/09	10,000,000	9,991,250
≠KFW 0.22% 8/6/09	7,500,000	7,498,350
≠Royal Bank of Canada 0.551% 8/17/09	7,600,000	7,594,542
		47,906,535
Pharmaceuticals – 6.06%
≠Abbott Laboratories 0.19% 7/13/09	7,500,000	7,499,525
≠Pfizer 0.512% 2/1/10	5,000,000	4,984,771
≠Sanofi-Aventis
0.22% 7/22/09	5,000,000	4,999,358
0.23% 8/6/09	10,000,000	9,997,700
		27,481,354
Total Commercial Paper (cost $301,983,920)		301,983,920

Corporate Bonds – 19.77%
Banking – 13.58%
•Barclays Bank 2.289% 1/13/10	10,000,000	9,997,491
Goldman Sachs Group
•0.856% 3/2/10	4,500,000	4,449,816
•0.934% 11/16/09	2,000,000	1,978,780
7.80% 1/28/10	5,000,000	5,143,601
Morgan Stanley
•1.411% 1/15/10	5,000,000	4,895,586
•3.006% 5/14/10	1,550,000	1,535,371
4.25% 5/15/10	5,000,000	5,068,931
•National City 0.794% 6/16/10	7,500,000	7,382,452
PNC Funding 4.50% 3/10/10	6,148,000	6,144,339
Santander Central Hispano Issuances 7.625% 11/3/09	2,500,000	2,521,484
US Bank 7.125% 12/1/09	550,000	563,345
•Wachovia
0.718% 12/1/09	1,000,000	990,258
0.818% 6/1/10	2,350,000	2,308,783
1.111% 11/24/09	1,250,000	1,242,675
Wells Fargo
•0.729% 9/15/09	2,000,000	1,995,065
•1.484% 1/29/10	3,330,000	3,330,000
4.20% 1/15/10	2,000,000	2,019,800
		61,567,777
Consumer Products – 1.10%
•Proctor & Gamble International Funding 1.224% 2/8/10	5,000,000	5,000,000
		5,000,000
Financial Services – 3.27%
Bear Stearns 7.625% 12/7/09	809,000	821,583
Credit Suisse USA 4.125% 1/15/10	9,915,000	9,969,069
•International Business Machines Group Capital 1.394% 7/29/09	1,505,000	1,505,916
National Rural Utilities Cooperative Finance 5.75% 8/28/09	2,500,000	2,518,778
		14,815,346
Telecommunications – 1.82%
•AT&T 1.116% 2/5/10	3,000,000	3,001,004
BellSouth 4.20% 9/15/09	4,750,000	4,772,120
SBC Communications 4.125% 9/15/09	500,000	502,865
		8,275,989
Total Corporate Bonds (cost $89,659,112)		89,659,112

Total Value of Securities – 99.05%
(cost $449,143,032)©		449,143,032
Receivables and Other Assets Net of Liabilities (See Notes) – 0.95%		4,314,566
Net Assets Applicable to 453,788,587 Shares Outstanding – 100.00%		$453,457,598

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of June 30, 2009.
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Cash Reserve – Delaware Cash Reserve Fund (Fund).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
For federal income tax purposes, at June 30, 2009, capital loss carryforwards of $331,760 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 2
Agency, Asset-Backed & Mortgage-Backed Securities	$5,000,000
Corporate Debt	89,659,112
Short Term	354,483,920
Total	$449,143,032

There were no Level 1 and Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of June 30, 2009, there were no Section 4 (2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

The Fund is participating in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program).

On September 29, 2008, the U.S. Treasury Department provided details of the Program. The Program is designed to guarantee the share price of any publicly offered eligible money market mutual fund — whether retail or institutional — that applies for and pays a fee to participate in the Program. The Program expires on September 18, 2009.

The Program provides coverage to shareholders of record for amounts that they held in participating money market funds as of the close of business on September 19, 2008. The coverage for these shareholders under the Program would be reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 will not be covered by the Program. If a shareholder who owns shares covered by the Program closes his or her account or transfers the shares to a new account, the shares will not be covered by the Program.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: